Receivables - Allowance for Credit Losses Activity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	$ 552	$ 650	$ 726
Provision	112	108	159
Charge-offs, net of recoveries	(96)	(105)	(161)
Foreign currency translation and other	6	(101)	(74)
Ending balance	574	552	650
Ending balance: Individually evaluated for impairment	328	312	348
Ending balance: Collectively evaluated for impairment	246	240	302
Total	18,662	19,001	21,472
Ending balance: Individually evaluated for impairment	808	1,183	1,242
Ending balance: Collectively evaluated for impairment	17,854	17,818	20,230
Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	394	468	613
Provision	52	81	86
Charge-offs, net of recoveries	(82)	(92)	(135)
Foreign currency translation and other	10	(63)	(96)
Ending balance	374	394	468
Ending balance: Individually evaluated for impairment	179	187	233
Ending balance: Collectively evaluated for impairment	195	207	235
Total	9,949	10,344	11,978
Ending balance: Individually evaluated for impairment	317	416	484
Ending balance: Collectively evaluated for impairment	9,632	9,928	11,494
Wholesale [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	158	182	112
Provision	60	27	71
Charge-offs, net of recoveries	(14)	(13)	(24)
Foreign currency translation and other	(4)	(38)	23
Ending balance	200	158	182
Ending balance: Individually evaluated for impairment	149	125	115
Ending balance: Collectively evaluated for impairment	51	33	67
Total	8,583	8,611	9,400
Ending balance: Individually evaluated for impairment	491	767	758
Ending balance: Collectively evaluated for impairment	8,092	7,844	8,642
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance			1
Provision			2
Charge-offs, net of recoveries			(2)
Foreign currency translation and other			(1)
Total	130	46	94
Ending balance: Collectively evaluated for impairment	$ 130	$ 46	$ 94